Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000243319
Shareholder Report [Line Items]
Fund Name	Dynamic Alpha Macro Fund
Trading Symbol	DYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.
Additional Information Phone Number	(833) 462-6344
Additional Information Email	regdocs.blugiant.com/dynamic-alpha-macro/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$92	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.71% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund ("DYMIX" or "the Fund") outperformed the Standard & Poor's 500 Total Return Index ("S&P 500 Index TR") for the period from July 1, 2025 – December 31, 2025, returning 14.52% compared with 11.00% for the S&P 500 Index TR.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the Fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

The Fund's equity holdings were broadly positive for the period, with contributions across growth, value, and dividend-focused ETF positions. The Invesco Nasdaq 100 ETF (QQQM) and Vanguard Russell 1000 Growth ETF (VONG) were the leading contributors, while dividend income from Schwab U.S. Dividend Equity ETF (SCHD) and Vanguard Dividend Appreciation ETF (VIG) provided additional support.

Fundamental Global Macro Strategy ("Macro Strategy")

Gold and Silver were the dominant contributors for the period, generating substantial gains as precious metals benefited from global uncertainty and safe-haven demand. Coffee futures also contributed positively. Detractors included Live Cattle, Copper, Natural Gas, and short S&P 500 and 2-Year Treasury Note futures, which faced headwinds as markets moved against those positions during the second half of the year.

As always we remain flexible, and positions can change at any time. For more information be sure to read the monthly commentary available at www.dynamicalphafunds.com.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Dynamic Alpha Macro Fund	S&P 500 Index TR	Barclay Global Macro Index
Jul-2023	$10,000	$10,000	$10,000
Sep-2023	$9,310	$9,372	$9,831
Dec-2023	$10,554	$10,467	$10,291
Mar-2024	$10,976	$11,572	$10,798
Jun-2024	$11,518	$12,068	$10,805
Sep-2024	$13,476	$12,778	$11,191
Dec-2024	$12,493	$13,086	$11,236
Mar-2025	$12,934	$12,527	$11,542
Jun-2025	$13,675	$13,898	$11,879
Sep-2025	$15,310	$15,027	$12,549
Dec-2025	$15,661	$15,426	$13,359

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	14.52%	25.36%	20.37%
S&P 500 Index TR	11.00%	17.88%	19.62%
Barclay Global Macro Index	12.47%	18.90%	12.72%

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 200,884,984
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 1,430,349
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$200,884,984 Number of Portfolio Holdings18 Advisory Fee $1,430,349 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	29.1%
Exchange-Traded Funds	70.9%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETF - Equity	48.90%
Other Assets in Exess of Liabilities	22.60%
U.S. Government & Agencies	22.50%
ETF - Fixed Income	6.00%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco NASDAQ 100 ETF	12.2%
Schwab US Dividend Equity ETF	10.1%
United States Treasury Bill, 3.360%, 02/03/26	10.0%
United States Treasury Bill, 3.510%, 03/31/26	7.5%
Vanguard Russell 1000 Growth ETF	7.0%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	6.0%
BNY Mellon US Large Cap Core Equity ETF	5.8%
Vanguard Value ETF	5.1%
United States Treasury Bill, 2.640%, 01/08/26	5.0%
Vanguard Dividend Appreciation ETF	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

[1]	Annualized